Schedule of Investments
March 31, 2025 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 5.49%

Arrangement of Transportation of Freight & Cargo - 0.26%
C.H. Robinson Worldwide, Inc.			3,686	377,446
Expeditors International of Washington, Inc. (2)			3,601	433,020

				810,467

Beverages - 0.25%
PepsiCo, Inc.			2,305	345,612
The Coca-Cola Co.			6,174	442,182

				787,794

Construction, Mining & Materials Handling Machinery & Equipment - 0.14%
Dover Corp.			2,586	454,308

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.12%
Kimberly-Clark Corp.			2,762	392,812

Diversified Financials - 0.12%
S&P Global, Inc.			723	367,356

Electromedical & Electrotherapeutic Apparatus - 0.12%
Medtronic PLC (Ireland)			4,177	375,345

Electronic & Other Electrical Equipment - 0.15%
Emerson Electric Co.			4,327	474,412

Fats & Oils - 0.07%
Archer-Daniels-Midland Co.			4,632	222,382

General Industrial Machinery & Equipment - 0.21%
Illinois Tool Works, Inc.			1,773	439,722
Nordson Corp.			1,121	226,128

				665,850

Household Appliances - 0.13%
A.O. Smith Corp.			6,410	418,958

Household Products - 0.15%
Church & Dwight Co., Inc.			4,191	461,387

Industrial Inorganic Chemicals - 0.32%
Air Products & Chemicals, Inc.			1,502	442,970
Linde AG PLC (Ireland)			1,213	564,821

				1,007,791

Industrial Instruments For Measurement, Display & Control - 0.17%
Roper Technologies, Inc.			892	525,905

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 0.18%
Cintas Corp.			2,776	570,551

Miscellaneous Food Preparations & Kindred Products - 0.11%
McCormick & Co., Inc.			4,083	336,072

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.09%
PPG Industries, Inc.			2,496	272,938

Perfumes, Cosmetics & Other Toilet Preparations - 0.13%
Colgate-Palmolive Co.			4,267	399,818

Personal Care Products - 0.16%
KenVue, Inc.			21,640	518,927

Petroleum Refining - 0.20%
Chevron Corp.			1,946	325,546
Exxon Mobil Corp.			2,486	295,660

				621,206

Pharmaceutical Preparations - 0.40%
Abbott Laboratories			3,436	455,785
AbbVie, Inc.			1,976	414,012
Johnson & Johnson			2,319	384,583

				1,254,380

Retail-Building Materials, Hardware, Garden Supply - 0.31%
Fastenal Co.			5,754	446,223
The Sherwin-Williams Co.			1,569	547,879

				994,102

Retail-Lumber & Other Building Materials Dealers - 0.16%
Lowe's Cos., Inc.			2,186	509,841

Retail-Variety Stores - 0.08%
Target Corp.			2,324	242,533

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.28%
Ecolab, Inc.			2,036	516,167
The Procter Gamble Co.			2,216	377,651

				893,817

Special Industry Machinery (No Metalworking Machinery) - 0.18%
Pentair PLC (Ireland)			6,670	583,492

Specialty Cleaning, Polishing & Sanitation Preparations - 0.11%
The Clorox Co.			2,400	353,400

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.09%
Nucor Corp.			2,254	271,246

Surgical & Medical Instruments & Apparatus - 0.18%
Becton, Dickinson & Co.			1,440	329,846
West Pharmaceutical Services, Inc.			1,128	252,537

				582,383

Technology - 0.17%
International Business Machines Corp.			1,391	345,886

Wholesale-Drugs Proprietaries & Druggist - 0.11%
Cardinal Health Inc.			2,558	352,416

Wholesale-Durable Goods - 0.17%
W.W. Grainger, Inc.			551	544,294

Wholesale-Groceries & Related Products - 0.13%
Sysco Corp.			5,384	404,015

Wholesale-Motor Vehicle Supplies & New Parts - 0.12%
Genuine Parts Co.			3,268	389,350

Total Common Stocks			(Cost $ 112,321,109)	17,405,434

Real Estate Investment Trusts - 0.13% (5)

Essex Property Trust, Inc.			1,393	427,052

Total Real Estate Investment Trusts			(Cost $ 361,548)	427,052

Sukuks - 66.82%

Banks - 10.68%
ADIB Sukuk II Company Ltd, Sr. Unsecd. Note, 5.695%, 11/15/2028 (Cayman Islands) (6)			4,560,000	4,703,904
AL Rajhi Sukuk, Ltd., Jr. Sub. Note, 6.25%, Series EMTN, 07/21/2173 (Saudi Arabia) (6)			2,000,000	2,031,020
AL Rajhi Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 4.750%, 04/05/2028 (Saudi Arabia) (6)			5,000,000	5,000,525
AUB Sukuk, Ltd., Sr. Unsecured Note, Series EMTN, 2.615%, 09/09/2026 (Cayman Islands) (6)			2,500,000	2,410,125
Banque Saudi Fransi, Sr. Unsecd. Note, 4.75%, 05/31/2028 (Saudi Arabia) (6)			5,000,000	4,990,965
DIB Sukuk, Ltd., Series EMTN, 5.243%, 03/04/2029 (Cayman Islands) (6)			4,500,000	4,577,303
KIB Sukuk Ltd., Sub, 2.375%, 11/30/2030 (Cayman Islands) (6)			5,100,000	5,003,100
QIB Sukuk, Ltd., Unsecd. Note, 5.581%, 11/22/2028 (Cayman Islands)			4,950,000	5,109,390

				33,826,333

Communications Equipment - 0.95%
ICD Sukuk Co. Ltd., Sr., 5.000%, 02/01/2027 (Cayman Islands) (6)			3,000,000	3,001,350

Energy - 2.77%
SA Global Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 4.25%, 10/02/2029 (Cayman Islands) (6)			3,500,000	3,426,619
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (6)			2,800,000	2,471,000
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 1.602%, 06/17/2026 (Cayman Islands) (6)			3,000,000	2,888,940

				8,786,559

Financial Services - 2.06%
Air Lease Corp. Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 5.850%, 04/01/2028 (Bahrain) (6)			1,500,000	1,529,424
MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands) (6)			5,000,000	4,985,735

				6,515,159

Home Construction - 3.76%
Aldar Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 4.875%, 05/24/2033 (Cayman Islands) (6)			3,000,000	2,952,492
Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029 (Cayman Islands) (6)			3,000,000	2,865,912
Esic Sukuk Ltd, Sr. Unsecd. Note, 5.831%, 02/14/2029 (Cayman Islands) (6)			6,000,000	6,102,945

				11,921,349

Government Owned - 7.71%
Axiata Spv2 Bhd, Series REGS, 2.163%, 08/19/2030 (Cayman Islands) (6)			4,580,000	4,016,821
EDO Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 5.682%, 07/03/2031 (Bahrain) (6)			4,000,000	4,030,776
EDO Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 5.875%, 09/21/2033 (Bahrain) (6)			3,300,000	3,361,941
Mdgh Sukuk Ltd. Unsecd. Note, Series EMTN, 4.959%, 04/04/2034 (United Arab Emirates) (6)			1,500,000	1,508,403
NCB Tier 1 Sukuk Ltd. Jr. Sub. Note, 3.5%, 01/26/2025 (Cayman Islands) (6)			3,000,000	2,898,759
Nogaholding Sukuk, Sr. Unsecd Note, Series REGS, 5.25%, 04/08/2029 (Bahrain) (6)			2,500,000	2,444,688
Snb Sukuk Ltd. Sr. Unsecd. Note, 5.129%, 02/27/2029 (Cayman Islands) (6)			3,000,000	3,039,579
Suci Secone Investment Co, Sr. Unsecd. Note, 6%, 10/25/2028 (Cayman Islands) (6)			3,000,000	3,122,475

				24,423,442

Government Sponsored - 1.84%
FAB Sukuk Co. Ltd., Unsecd. Note, 1.411%, 1/14/2026 (Cayman Islands) (6)			3,000,000	2,925,966
FAB Sukuk, Ltd. Sr. Unsecd. Note, Series 144A, 2.591%, 03/02/2027 (Cayman Islands) (6)			3,000,000	2,904,384

				5,830,350

Other Financial - 1.35%
Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.700%, 07/06/2031 (Cayman Islands) (6)			4,600,000	4,281,275

Real Estate - 2.44%
DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (6)			2,300,000	2,280,519
DAE Sukuk Dfc Ltd., Sr. Unsecd. Note, Series REGS, 3.75%, 02/15/2026 (United Arab Emirates) (6)			5,500,000	5,453,415

				7,733,934

Sovereigns - 24.88%
CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (6)			2,000,000	1,917,604
CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (6)			1,500,000	1,438,203
CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (6)			1,000,000	926,550
CBB International Sukuk Progr. WLL., Sr. Unsecd., Series REGS, 3.875%, 05/18/2029 (Bahrain) (6)			1,000,000	926,550
Egypt Taskeek Co. Sr. Unsecd. Note Series 144A, 10.875%, 02/28/2026 (Egypt) (6)			2,500,000	2,550,000
El Sukuk Co., Ltd., Sr. Unsecd. Note, 5.431%, 05/28/2029 (Cayman Islands) (6)			5,000,000	5,124,213
Hazine Mustesarigi Varli, Sr. Unsecd Note, Series 144A, 6.5%, 04/26/2030 (Turkey) (6)			4,000,000	3,954,880
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 5.125%, 06/22/2026 (Turkey) (6)			3,900,000	3,857,022
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 9.758%, 11/13/2025 (Turkey) (6)			1,500,000	1,540,404
Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (6)			1,500,000	1,483,470
Indonesia, Government of, 5%, Series 144A, 5/25/2030 (Indonesia) (6)			6,500,000	6,508,128
KSA Sukuk Ltd., Sr. Unsecd. Note, Series Regs, 2.25%, 05/17/2031 (Saudi Arabia) (6)			5,000,000	4,315,000
Ma'Aden Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 02/13/2030 (Saudi Arabia) (6)			2,500,000	2,529,450
Mazoon Assets Co. SAOC. Sr. Unsecd, Note, Series 144A, 5.25%, 10/09/2031 (Oman) (6)			2,000,000	1,973,990
Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (6)			2,500,000	2,484,105
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			3,500,000	3,514,070
Oman, Government, Sr. Unsecd. Series REGS, 4.875%, 06/15/2030 (Oman) (6)			3,000,000	2,980,926
Perusahaan Pener Indois Sukuk, Series 144A, 2.300%, 06/23/2025 (Indonesia) (6)			2,500,000	2,486,250
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2025 (Indonesia) (6)			3,800,000	3,779,100
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (6)			1,685,000	1,670,738
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (6)			5,000,000	4,957,680
Perusahaan Penerbit SBSN Sr. Unsecd. Note, Series 144A, 5.1%, 07/02/2029 (Indonesia) (6)			4,700,000	4,746,623
Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands) (6)			5,400,000	5,338,351
Sharjah Sukuk Program, Sr. Unsecd, Note, 3.234%, 10/23/2029 (Cayman Islands) (6)			1,500,000	1,373,655
Wakala Global Sukuk BHD, REGS, 3.043%, 04/22/2025 (Malaysia) (6)			3,500,000	3,496,286
Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			3,000,000	2,965,673

				78,838,922

Supranationals - 0.63%
IDB Trust Services, Ltd., Sr. Unsecd. Note, 0.908%, 06/25/2025 (Jersey) (6)			2,000,000	1,983,769

Utilities - 5.29%
Saudi Electricity Global, Sr. Unsecd. Note REGS, 1.740%, 09/17/2025 (Saudi Arabia) (6)			5,758,000	5,685,000
Saudi Electricity Global, Sr. Unsecd. Note REGS, 2.413%, 09/17/2030 (Saudi Arabia) (6)			2,500,000	2,202,950
Saudi Electricity Sukuk P. Sr. Unsecd. Note, 4.942%, 02/13/2029 (Saudi Arabia) (6)			3,000,000	3,016,595
TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia) (6)			6,000,000	5,867,415

				16,771,960

Wireline Telecommunications Services - 2.46%
Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia) (6)			5,600,000	5,576,049
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,230,142

				7,806,191

Total Sukuks			(Cost $ 212,018,413)	211,720,592

Bank Time Deposits - 13.50% (5)

Arab Banking Corp., NY Branch, 4.69%, 8/7/2025 (Bahrain)			3,037,797	3,037,797
Arab Banking Corp., NY Branch, 4.73%, 6/17/2025 (Bahrain)			3,000,000	3,000,000
Arab Banking Corp., NY Branch, 4.77%, 9/17/2025 (Bahrain)			3,000,000	3,000,000
Arab Banking Corp., NY Branch, 4.61%, 12/26/2025 (Bahrain)			3,000,000	3,000,000
Arab Banking Corp., NY Branch, 4.63%, 05/27/2025 (Bahrain)			3,442,801	3,442,801
Arab Banking Corp., NY Branch, 4.55%, 8/18/2025 (Bahrain)			3,214,007	3,214,007
MayBank Islamic Bank, 4.45%, 4/30/2025 (Malaysia)			3,060,678	3,060,678
Qatar National Bank, 4.66%, 09/18/2025 (Qatar)			2,718,732	2,718,732
Qatar National Bank, 5.84%, 5/7/2025 (Qatar)			3,000,000	3,000,000
Qatar National Bank, 4.91%, 5/22/2025 (Qatar)			3,089,087	3,089,087
Qatar National Bank, 4.75%, 6/23/2025 (Qatar)			3,089,263	3,089,263
Qatar National Bank, 4.71%, 8/29/2025 (Qatar)			3,080,063	3,080,063
Qatar National Bank, 4.73%, 7/28/2025 (Qatar)			3,049,918	3,049,918
Qatar National Bank, 4.66%, 9/29/2025 (Qatar)			3,000,000	3,000,000

Total Bank Time Deposits			(Cost $ 42,782,345)	42,782,345

Trade Finance Agreements (3) - 82.55%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value
Energy-Oil Refining & Marketing - 82.55%
Arab Republic of Egypt, 7.690%, 10/23/2025 DD4 (Egypt) (4)	691,500	10/28/2024	691,500	$ 687,628
Arab Republic of Egypt, 7.690%, 9/25/2025 DD1 (Egypt) (4)	1,985,100	10/1/2024	1,974,100	$ 1,973,983
Arab Republic of Egypt, 7.690%, 9/25/2025 DD2 (Egypt) (4)	827,125	10/1/2024	827,125	$ 822,493
Arab Republic of Egypt, 7.690%, 9/25/2025 DD3 (Egypt) (4)	496,275	10/1/2024	496,275	$ 493,496
Government of Egypt, 7.3385%, 08/11/2025 DD6 (Egypt) (4)	7,288	10/29/2024	7,288	$ 7,283
Government of Egypt, 7.3385%, 08/11/2025 DD7 (Egypt) (4)	1,759	11/7/2024	1,759	$ 1,758
Government of Egypt, 7.3385%, 08/18/2025 DD8 (Egypt) (4)	8,011	11/14/2024	8,011	$ 8,005
Government of Egypt, 7.3385%, 09/02/2025 DD10 (Egypt) (4)	4,505	9/4/2024	4,505	$ 4,502
Government of Egypt, 7.3385%, 09/02/2025 DD11 (Egypt) (4)	321	9/4/2024	321	$ 321
Government of Egypt, 7.3385%, 09/02/2025 DD9 (Egypt) (4)	7,911	9/4/2024	7,911	$ 7,906
Government of Egypt, 7.3385%, 09/04/2025 DD12 (Egypt) (4)	376	9/9/2024	376	$ 376
Government of Egypt, 7.3385%, 09/11/2025 DD13 (Egypt) (4)	4,508	9/16/2024	4,508	$ 4,505
Government of Egypt, 7.3385%, 09/11/2025 DD14 (Egypt) (4)	321	9/16/2024	321	$ 321
Government of Egypt, 7.3385%, 09/15/2025 DD15 (Egypt) (4)	4,496	9/18/2024	4,496	$ 4,493
Government of Egypt, 7.3385%, 09/15/2025 DD16 (Egypt) (4)	321	9/18/2024	321	$ 321
Government of Egypt, 7.3385%, 09/15/2025 DD17 (Egypt) (4)	7,911	9/18/2024	7,911	$ 7,906
Government of Egypt, 7.3385%, 09/22/2025 DD18 (Egypt) (4)	1,808	9/24/2024	1,808	$ 1,807
Government of Egypt, 7.3385%, 09/22/2025 DD19 (Egypt) (4)	6,705	9/24/2024	6,705	$ 6,700
Government of Egypt, 7.3385%, 09/22/2025 DD20 (Egypt) (4)	4,019	9/25/2024	4,019	$ 4,016
Government of Egypt, 7.3385%, 09/22/2025 DD21 (Egypt) (4)	310	9/25/2024	310	$ 310
Government of Egypt, 7.3385%, 09/22/2025 DD22 (Egypt) (4)	3,738	9/27/2024	3,738	$ 3,735
Government of Egypt, 7.3385%, 09/22/2025 DD23 (Egypt) (4)	268	9/27/2024	268	$ 267
Government of Egypt, 7.3385%, 10/2/2025 DD27 (Egypt) (4)	4,099	10/7/2024	4,099	$ 4,097
Government of Egypt, 7.3385%, 10/2/2025 DD28 (Egypt) (4)	317	10/7/2024	317	$ 317
Government of Egypt, 7.3385%, 10/7/2025 DD29 (Egypt) (4)	4,112	10/8/2024	4,112	$ 4,109
Government of Egypt, 7.3385%, 10/7/2025 DD30 (Egypt) (4)	4,057	10/8/2024	4,057	$ 4,054
Government of Egypt, 7.3385%, 10/7/2025 DD31 (Egypt) (4)	353	10/8/2024	353	$ 353
Government of Egypt, 7.3385%, 10/7/2025 DD32 (Egypt) (4)	4,188	10/8/2024	4,188	$ 4,185
Government of Egypt, 7.3385%, 10/7/2025 DD33 (Egypt) (4)	653	10/8/2024	653	$ 653
Government of Egypt, 7.3385%, 10/7/2025 DD34 (Egypt) (4)	1,808	10/8/2024	1,808	$ 1,807
Government of Egypt, 7.3385%, 10/7/2025 DD35 (Egypt) (4)	4,120	10/8/2024	4,120	$ 4,117
Government of Egypt, 7.3385%, 10/7/2025 DD36 (Egypt) (4)	317	10/8/2024	317	$ 317
Government of Egypt, 7.3385%, 10/7/2025 DD37 (Egypt) (4)	3,981	10/8/2024	3,981	$ 3,978
Government of Egypt, 7.3385%, 10/7/2025 DD39 (Egypt) (4)	442	10/8/2024	442	$ 442
Government of Egypt, 7.3385%, 10/7/2025 DD40 (Egypt) (4)	6,780	10/8/2024	6,780	$ 6,775
Government of Egypt, 7.3385%, 10/7/2025 DD41 (Egypt) (4)	4,022	10/8/2024	4,022	$ 4,020
Government of Egypt, 7.3385%, 6/10/2025 DD1 (Egypt) (4)	3,211,396	6/12/2024	3,187,357	$ 3,209,148
Government of Egypt, 7.3385%, 6/26/2025 DD2 (Egypt) (4)	1,427,256	7/1/2024	1,423,795	$ 1,426,257
Government of Egypt, 7.3385%, 7/21/2025 DD3 (Egypt) (4)	7,140	7/24/2024	7,140	$ 7,135
Government of Egypt, 7.3385%, 7/21/2025 DD4 (Egypt) (4)	185	7/24/2024	185	$ 184
Government of Egypt, 7.3385%, 7/28/2025 DD5 (Egypt) (4)	7,140	7/31/2024	7,140	$ 7,135
Government of Egypt, 7.3385%, 9/22/2025 DD24 (Egypt) (4)	3,379	10/1/2024	3,379	$ 3,377
Government of Egypt, 7.3385%, 9/25/2025 DD25 (Egypt) (4)	204	10/1/2024	204	$ 204
Government of Egypt, 7.3385%, 9/29/2025 DD26(Egypt) (4)	383	10/3/2024	383	$ 382
Government of Egypt, 7.3385%,10/7/2025 DD38 (Egypt) (4)	343	10/11/2024	343	$ 342
Government of Egypt, 7.994181%, 3/2/2026 DD103 (Egypt) (4)	2,989	3/5/2025	2,989	$ 2,987
Government of Egypt, 7.994181%, 3/2/2026 DD104 (Egypt) (4)	4,521	3/5/2025	4,521	$ 4,518
Government of Egypt, 7.994181%, 3/25/2026 DD105 (Egypt) (4)	3,835	3/27/2025	3,835	$ 3,833
Government of Egypt, 8.039097%, 10/14/2025 DD45 (Egypt) (4)	317	10/18/2024	317	$ 317
Government of Egypt, 8.039097%, 10/14/2025 DD46 (Egypt) (4)	3,940	10/18/2024	3,940	$ 3,937
Government of Egypt, 8.039097%, 10/14/2025 DD47 (Egypt) (4)	3,952	10/18/2024	3,952	$ 3,950
Government of Egypt, 8.039097%, 10/14/2025 DD48 (Egypt) (4)	3,937	10/18/2024	3,937	$ 3,934
Government of Egypt, 8.045453%, 03/02/2026 DD102 (Egypt) (4)	9,741	3/4/2024	9,741	$ 9,734
Government of Egypt, 8.04766%, 12/8/2025 DD88 (Egypt) (4)	4,646	12/11/2024	4,646	$ 4,643
Government of Egypt, 8.050987%, 10/20/2025 DD49 (Egypt) (4)	4,152	10/22/2024	4,152	$ 4,149
Government of Egypt, 8.050987%, 10/20/2025 DD50 (Egypt) (4)	653	10/22/2024	653	$ 653
Government of Egypt, 8.050987%, 10/20/2025 DD51 (Egypt) (4)	3,053	10/22/2024	3,053	$ 3,050
Government of Egypt, 8.050987%, 10/20/2025 DD52 (Egypt) (4)	224	10/22/2024	224	$ 224
Government of Egypt, 8.050987%, 10/20/2025 DD53 (Egypt) (4)	6,094	10/22/2024	6,094	$ 6,090
Government of Egypt, 8.053561%, 02/26/2026 DD101 (Egypt) (4)	2,204	3/3/2025	2,204	$ 2,203
Government of Egypt, 8.061253%, 11/3/2025 DD69 (Egypt) (4)	360	11/7/2024	360	$ 360
Government of Egypt, 8.061253%, 11/3/2025 DD70 (Egypt) (4)	360	11/7/2024	360	$ 360
Government of Egypt, 8.061253%, 11/3/2025 DD71 (Egypt) (4)	6,130	11/7/2024	6,130	$ 6,126
Government of Egypt, 8.065946% 10/14/2025 DD44 (Egypt) (4)	403	10/15/2024	403	$ 403
Government of Egypt, 8.065946%, 10/14/2025 DD42 (Egypt) (4)	439	10/15/2024	439	$ 438
Government of Egypt, 8.065946%, 10/14/2025 DD43 (Egypt) (4)	1,435	10/15/2024	1,435	$ 1,434
Government of Egypt, 8.069638%, 11/3/2025 DD72 (Egypt) (4)	6,705	11/8/2024	6,705	$ 6,700
Government of Egypt, 8.071371%, 10/07/2025 DD59 (Egypt) (4)	341	10/29/2024	341	$ 340
Government of Egypt, 8.071371%, 10/27/2025 DD60 (Egypt) (4)	3,838	10/29/2024	3,838	$ 3,836
Government of Egypt, 8.071371%, 10/27/2025 DD61 (Egypt) (4)	403	10/29/2024	403	$ 402
Government of Egypt, 8.074856%, 10/14/2025 DD55 (Egypt) (4)	360	10/24/2024	360	$ 360
Government of Egypt, 8.074856%, 10/14/2025 DD55 (Egypt) (4)	375	10/24/2024	375	$ 375
Government of Egypt, 8.074856%, 10/20/2025 DD55 (Egypt) (4)	353	10/24/2024	353	$ 353
Government of Egypt, 8.074856%, 10/20/2025 DD55 (Egypt) (4)	3,949	10/24/2024	3,949	$ 3,946
Government of Egypt, 8.074856%, 10/20/2025 DD55 (Egypt) (4)	360	10/24/2024	360	$ 360
Government of Egypt, 8.086063%, 2/2/2026 DD95 (Egypt) (4)	2,184	2/5/2025	2,184	$ 2,182
Government of Egypt, 8.087053%, 10/30/2025 DD64 (Egypt) (4)	3,946	11/4/2024	3,946	$ 3,943
Government of Egypt, 8.087053%, 10/30/2025 DD65 (Egypt) (4)	360	11/4/2024	360	$ 360
Government of Egypt, 8.087053%, 10/30/2025 DD66 (Egypt) (4)	3,939	11/4/2024	3,939	$ 3,936
Government of Egypt, 8.087053%, 10/30/2025 DD67 (Egypt) (4)	360	11/4/2024	360	$ 360
Government of Egypt, 8.087053%, 10/30/2025 DD68 (Egypt) (4)	3,944	11/4/2024	3,944	$ 3,941
Government of Egypt, 8.095982%, 12/15/2025 DD89 (Egypt) (4)	3,589	12/19/2024	3,589	$ 3,586
Government of Egypt, 8.097319%, 2/17/2026 DD97 (Egypt) (4)	747	2/19/2025	747	$ 747
Government of Egypt, 8.097319%, 2/17/2026 DD98 (Egypt) (4)	1,980	2/19/2025	1,980	$ 1,979
Government of Egypt, 8.097319%, 2/23/2026 DD100 (Egypt) (4)	6,231	2/25/2025	6,231	$ 6,227
Government of Egypt, 8.097319%, 2/23/2026 DD99 (Egypt) (4)	4,205	2/25/2025	4,205	$ 4,203
Government of Egypt, 8.097319%, 2/9/2026 DD96 (Egypt) (4)	8,445	2/11/2025	8,445	$ 8,439
Government of Egypt, 8.103625%, 10/27/2025 DD62 (Egypt) (4)	3,940	10/31/2024	3,940	$ 3,937
Government of Egypt, 8.103625%, 10/27/2025 DD63 (Egypt) (4)	360	10/31/2024	360	$ 360
Government of Egypt, 8.112307%, 1/20/2026 DD92 (Egypt) (4)	323	1/22/2025	323	$ 322
Government of Egypt, 8.123999%, 1/22/2026 DD93 (Egypt) (4)	8,540	1/27/2025	8,540	$ 8,534
Government of Egypt, 8.123999%, 1/22/2026 DD94 (Egypt) (4)	10,129	1/27/2025	10,129	$ 10,122
Government of Egypt, 8.157204%, 11/10/2025 DD76 (Egypt) (4)	352	11/14/2024	352	$ 352
Government of Egypt, 8.157204%, 11/10/2025 DD77 (Egypt) (4)	1,750	11/14/2024	1,750	$ 1,749
Government of Egypt, 8.157204%, 11/10/2025 DD78 (Egypt) (4)	3,109	11/14/2024	3,109	$ 3,107
Government of Egypt, 8.157204%, 11/10/2025 DD79 (Egypt) (4)	236	11/14/2024	236	$ 236
Government of Egypt, 8.157204%, 11/10/2025 DD80 (Egypt) (4)	284	11/14/2024	284	$ 284
Government of Egypt, 8.160006%, 11/17/2025 DD81 (Egypt) (4)	3,951	11/14/2024	3,951	$ 3,948
Government of Egypt, 8.160006%, 11/17/2025 DD82 (Egypt) (4)	360	11/14/2024	360	$ 360
Government of Egypt, 8.164144%, 11/10/2025 DD73 (Egypt) (4)	385	11/14/2024	385	$ 384
Government of Egypt, 8.164144%, 11/10/2025 DD74 (Egypt) (4)	3,692	11/14/2024	3,692	$ 3,690
Government of Egypt, 8.164144%, 11/10/2025 DD75 (Egypt) (4)	372	11/14/2024	372	$ 372
Government of Egypt, 8.178241%, 12/1/2025 DD87 (Egypt) (4)	348	11/14/2024	348	$ 348
Government of Egypt, 8.208337%, 11/20/2025 DD83 (Egypt) (4)	1,744	11/14/2024	1,744	$ 1,742
Government of Egypt, 8.208337%, 11/20/2025 DD84 (Egypt) (4)	3,948	11/14/2024	3,948	$ 3,945
Government of Egypt, 8.208337%, 11/20/2025 DD85 (Egypt) (4)	360	11/14/2024	360	$ 360
Government of Egypt, 8.21112%, 1/5/2026 DD91 (Egypt) (4)	3,411	1/7/2025	3,411	$ 3,409
Government of Egypt, 8.21112%, 12/18/2025 DD90 (Egypt) (4)	3,453	12/23/2024	3,453	$ 3,451
Government of Egypt, 8.242512%, 11/24/2025 DD86 (Egypt) (4)	3,496	11/27/2024	3,496	$ 3,494
Turk Eximbank 5.462809%, (12-months SOFR + 1.25%) 12/29/2025 (Egypt) (4)	4,000,000	12/30/2024	3,988,000	$ 4,000,000

			12,885,297	$ 12,909,942

Foreign Sovereign - 0.00%
Government of Pakistan, 8.326741%, 12/1/2025 DD2 (Pakistan) (4)	717,664	12/5/2024	717,664	$ 718,884
Government of Pakistan, 8.198041%, 12/8/2025 DD3 (Pakistan) (4)	698,305	12/12/2024	698,305	$ 699,493
Government of Pakistan, 8.188666%, 12/11/2025 DD4 (Pakistan) (4)	717,524	12/16/2024	717,524	$ 718,744
Government of Pakistan, 8.261213%, 1/20/2026 DD5 (Pakistan) (4)	462,743	1/23/2025	462,743	$ 463,530
Government of Pakistan, 8.218138%, 11/3/2025 DD1 (Pakistan) (4)	341,206	11/7/2024	341,206	$ 341,786

			2,937,443	$ 2,942,436

Total Trade Finance Agreements			(Cost $ 15,822,740)	15,852,379

Total Investments - 90.96%			(Cost $ 282,217,155)	288,187,801

Other Assets Less Liabilities - 9.04%				28,654,998

Total Net Assets - 100.00%				316,842,799

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$17,832,486	$-
Level 2 - Other Significant Observable Inputs			270,355,315	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$288,187,801	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

LIBOR – London Interbank Offered Rate.
(2) Represents non-income producing securities.

(3) Denotes a restricted and/or an illiquid security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At Septmeber 29, 2023, these restricted securities amounted to $4,928,646, which represented 2.10% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At September 29, 2023, these liquid restricted securities amount to $31,329,240, which represented 13.34% of total net assets.